Segmental analysis - Schedule of geographical analysis of non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 88,754	£ 84,335	£ 79,804
Pension assets	2,489	2,407	2,645
Financial and other investments	798	880	859
Derivative financial assets	369	324	276
Total non-current assets	92,410	87,946	83,584
UK
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	42,623	40,065	38,043
US
Disclosure of other provisions [line items]
Non-current assets other than financial instruments and pension assets	£ 46,131	£ 44,270	£ 41,761